Accounts and Notes Receivable - Trade, Net (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) facility	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Receivables [Abstract]
Allowance for doubtful accounts receivable	$ 4	$ 4
Bad debt expense (less than $1 for year ended December 31, 2015)	$ 1	1	$ 2
Number of facilities with fixed assets constructed on land | facility	2
Leases receivable	$ 138	$ 149
Estimated future residual value of leased assets	$ 0